Contracts with Customers - Timing of revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 54.8	$ 84.0	$ 103.2	$ 188.1
Over time
Disaggregation of Revenue [Line Items]
Revenue	52.3	75.1	97.0	176.3
Point in time
Disaggregation of Revenue [Line Items]
Revenue	$ 2.5	$ 8.9	$ 6.2	$ 11.8